PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses And Other Receivables
SUMMARY OF PREPAID EXPENSES AND OTHER RECEIVABLES
	Year ended March 31,
	$2024	2023
Group
Other receivables	5,585	340,848
VAT receivable	16,227	80,099
Prepayments	130,126	171,248
	151,938	592,195